Allison L. Pristash

State Street

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

Tel +1 617 662 7031

APristash@StateStreet.com

September 23, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: iShares Trust (the "Trust")

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Virtual Work and Life Multisector ETF, each dated September 22, 2020, do not differ from those contained in Post-Effective Amendment No. 2,413 to the Trust's Registration Statement on Form N-1A, filed electronically on September 22, 2020.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Allison L. Pristash Allison L. Pristash Assistant Secretary

cc: Benjamin J. Haskin, Esq.